Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Cash flows used in operating activities
Net income (loss)	$ (893,717)	$ (637,809)	$ (1,769,501)
Adjustments to reconcile net loss to net cash used in operating activities
Accretion expense	38,220	0	0
Interest on notes payable	177,956	189,926	162,724
Amortization expense	10,451	15,797	18,918
Foreign exchange, non-cash	5,498	19,358	(39,124)
Foregiveness of debt	(24,916)	0	0
Impairment of exploration and evaluation assets	0	0	55,885
Share-based compensation for consulting services	0	0	2,393
Adjustments for share-based payments	46,376	0	0
Write-off of equipment	(263)	0	0
Changes in operating assets and liabilities
Increase (decrease) Prepaids and other receivables	(15,598)	50,766	25,221
Increase (decrease) accounts payable	43,053	63,248	54,868
AdjustmentsForDecreaseIncreaseInAccruedLiabilities	43,448	(24,849)	(23,488)
Increase (decrease) in due to related parties	90,123	162,095	226,849
Net cash used in operating activities	(478,843)	(161,468)	(1,285,255)
Cash flows used in investing activities
Acquisition of exploration and evaluation assets	(5,000)	0	0
Acquisition of equipment	0	0	(55,572)
Net cash used in investing activities	(5,000)	0	(55,572)
Cash flows provided by financing activities
Issuance of notes payable to related parties	297,425	167,583	459,580
Cash received on subscription to shares, net	460,700	0	461,300
Payment of shares issuance costs	(35,350)	0	(34,301)
Net cash provided by financing activities	722,775	167,583	886,579
Effects of foreign currency exchange on cash	147	(1,192)	707
Increase (decrease) in cash	239,079	4,923	(453,541)
Cash and Cash equivalents	25,699	20,776	474,317
Cash and Cash equivalents	264,778	25,699	20,776
Non-cash transactions
Exploration and evaluation assets included in accounts payable	8,000	0	0
Shares issued for exploration and evaluation assets, value	$ 245,500	$ 0	$ 0